Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of Long-term Debt
Long-term debt consisted of the following:

	December 31, 2016	December 31, 2015
	(in millions)
Term Loan	$1,243	$—
Sale leaseback financing obligation	117	122
2014 Revolver	1,000	450
6.375% Senior Notes Due 2023	800	800
5.500% Senior Notes Due 2020	600	600
6.250% Senior Notes Due 2021	800	—
Capital lease obligation and notes payable	1	4
Total debt	4,561	1,976
Less: current maturities	5	5
Less: debt issuance costs	47	18
Long-term debt, net of current maturities	$4,509	$1,953

Schedule of Maturities of Long-term Debt	At December 31, 2016, scheduled future debt principal maturities are as follows (in millions):

2017	$5
2018	5
2019	2,248
2020	606
2021	806
Thereafter	891
Total	$4,561